Note 24 - Employee Benefits (Details) - Estimated Future Benefit Payments of Other Benefit Plans: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2013
Note 24 - Employee Benefits (Details) - Estimated Future Benefit Payments of Other Benefit Plans: [Line Items]
2014	$ 703
2015	763
2016	776
2017	809
2018	869
2019	5,040
Total	$ 8,960